Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instrument [Line Items]
Estimated fair value of contingent liability	$ 0
Standby Letters of Credit
Financial Instrument [Line Items]
Fair value of contingent liability	925	$ 1,222
Performance Bonds
Financial Instrument [Line Items]
Fair value of contingent liability	$ 10,500	$ 3,600